EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity	EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Avenue, Suite 641 N Rye Brook, New York 10573

Supplement Dated July 28, 2014
To Current Prospectus

Effective August 11, 2014, the following underlying funds (the “Funds”) are changing their names. Each corresponding Subaccount will also change its name accordingly. All references to each Former Name in the current Prospectus(es) are hereby changed to reflect the New Name effective August 11, 2013.

Former Name	New Name
DWS Capital Growth VIP	Deutsche Capital Growth VIP
DWS Core Equity VIP	Deutsche Core Equity VIP
DWS Global Growth VIP	Deutsche Global Growth VIP
DWS Global Small Cap VIP	Deutsche Global Small Cap VIP
DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP
DWS High Income VIP	Deutsche High Income VIP
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP

Please Retain This Supplement For Future Reference

77-02014-06  2014/07/28